Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Sale of interest in G2 Goldfields Inc.
On 8 July 2025, AngloGold Ashanti fully divested its 14.91% interest in G2 Goldfields Inc. pursuant to a market sale over the Toronto Stock
Exchange (“TSX”) for cash proceeds of CAD $98.9m or $70 million (less broker fees), resulting in a realised gain of 15 times the cost of the investment.
Proposed acquisition of Augusta Gold Corp.
On 16 July 2025, AngloGold Ashanti announced that it had entered into a definitive agreement with Augusta Gold Corp. (“Augusta Gold”) to acquire all of the issued and outstanding common shares of Augusta Gold at a price of CAD $1.70 per share, implying a fully-diluted equity value for
Augusta Gold of approximately CAD $152m (approximately $111m). Additionally, in connection with the proposed transaction, AngloGold Ashanti will provide funds for the repayment of certain shareholder loans (which amounted to approximately $32.6m at 31 March 2025). The proposed transaction is subject to the satisfaction of customary closing conditions, including certain approvals of the Augusta Gold shareholders.
Management will assess the accounting treatment upon the completion of the transaction.